Eaton Vance
Global Income Builder Fund
January 31, 2024 (Unaudited)
Portfolio of Investments (Unaudited)

Common Stocks — 60.4%
Security	Shares	Value
Aerospace & Defense — 0.6%
Safran SA	7,735	$ 1,444,193
		$ 1,444,193
Air Freight & Logistics — 0.5%
GXO Logistics, Inc.(1)	23,903	$ 1,299,845
		$ 1,299,845
Automobiles — 0.2%
Tesla, Inc.(1)	2,309	$ 432,453
		$ 432,453
Banks — 4.4%
Banco Santander SA	184,086	$ 739,852
Barclays PLC	563,856	1,047,829
Citigroup, Inc.	20,283	1,139,296
HDFC Bank Ltd.	15,791	876,243
HSBC Holdings PLC	86,419	674,734
ING Groep NV	21,145	300,438
KBC Group NV	8,873	578,800
Skandinaviska Enskilda Banken AB, Class A	76,275	1,083,268
Societe Generale SA	39,073	1,004,372
Swedbank AB, Class A	63,636	1,296,773
Toronto-Dominion Bank	12,218	742,195
Truist Financial Corp.	31,437	1,165,055
		$ 10,648,855
Beverages — 0.3%
Diageo PLC	19,400	$ 700,687
		$ 700,687
Biotechnology — 0.5%
CSL Ltd.	6,126	$ 1,203,009
		$ 1,203,009
Broadline Retail — 1.8%
Amazon.com, Inc.(1)	28,706	$ 4,455,171
		$ 4,455,171
Capital Markets — 0.4%
Intercontinental Exchange, Inc.	7,684	$ 978,404
		$ 978,404
Security	Shares	Value
Chemicals — 0.3%
Sika AG	2,394	$ 660,882
		$ 660,882
Commercial Services & Supplies — 0.4%
Waste Management, Inc.	4,805	$ 891,952
		$ 891,952
Consumer Staples Distribution & Retail — 0.4%
Dollar Tree, Inc.(1)	7,410	$ 967,894
		$ 967,894
Diversified Telecommunication Services — 0.6%
Telia Co. AB	428,432	$ 1,105,000
Zegona Communications PLC(1)	181,045	418,964
		$ 1,523,964
Electric Utilities — 1.0%
Enel SpA	68,098	$ 464,658
Iberdrola SA	93,589	1,126,901
NextEra Energy, Inc.	12,961	759,904
		$ 2,351,463
Electrical Equipment — 1.4%
AMETEK, Inc.	6,832	$ 1,107,125
Schneider Electric SE	11,295	2,218,903
		$ 3,326,028
Electronic Equipment, Instruments & Components — 1.7%
CDW Corp.	8,307	$ 1,883,363
Halma PLC	26,226	725,912
Keyence Corp.	3,211	1,436,594
		$ 4,045,869
Entertainment — 0.7%
Walt Disney Co.	18,369	$ 1,764,342
		$ 1,764,342
Financial Services — 1.0%
Fidelity National Information Services, Inc.	12,672	$ 788,959
Visa, Inc., Class A	5,668	1,548,837
		$ 2,337,796
Food Products — 1.4%
Mondelez International, Inc., Class A	12,238	$ 921,155

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Nestle SA	20,936	$ 2,385,668
		$ 3,306,823
Gas Utilities — 0.2%
Snam SpA	108,560	$ 530,201
		$ 530,201
Ground Transportation — 0.5%
Union Pacific Corp.	5,177	$ 1,262,826
		$ 1,262,826
Health Care Equipment & Supplies — 2.0%
Alcon, Inc.	9,490	$ 714,360
Boston Scientific Corp.(1)	34,158	2,160,835
Intuitive Surgical, Inc.(1)	3,338	1,262,498
Straumann Holding AG	5,269	800,368
		$ 4,938,061
Health Care Providers & Services — 0.4%
Elevance Health, Inc.	295	$ 145,565
UnitedHealth Group, Inc.	1,566	801,385
		$ 946,950
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	34,817	$ 644,115
		$ 644,115
Hotels, Restaurants & Leisure — 1.9%
Amadeus IT Group SA	18,261	$ 1,279,738
Compass Group PLC	85,173	2,345,984
InterContinental Hotels Group PLC	11,108	1,052,517
		$ 4,678,239
Household Products — 0.3%
Essity AB, Class B	32,351	$ 759,708
		$ 759,708
Industrial Conglomerates — 1.1%
Siemens AG	14,588	$ 2,611,600
		$ 2,611,600
Insurance — 2.3%
AIA Group Ltd.	180,071	$ 1,412,192
Allstate Corp.	7,233	1,122,923
Assurant, Inc.	6,076	1,020,464
Security	Shares	Value
Insurance (continued)
AXA SA	27,187	$ 912,540
RenaissanceRe Holdings Ltd.	4,943	1,131,107
		$ 5,599,226
Interactive Media & Services — 2.3%
Alphabet, Inc., Class C(1)	39,100	$ 5,544,380
		$ 5,544,380
IT Services — 0.7%
Accenture PLC, Class A	4,368	$ 1,589,428
		$ 1,589,428
Life Sciences Tools & Services — 0.7%
Danaher Corp.	5,160	$ 1,237,935
Sartorius AG, PFC Shares	1,298	473,514
		$ 1,711,449
Machinery — 1.6%
Ingersoll Rand, Inc.	23,086	$ 1,843,648
Kone OYJ, Class B	14,969	740,985
Volvo AB, Class B	55,138	1,321,400
		$ 3,906,033
Media — 0.0%(2)
National CineMedia, Inc.(1)	16,372	$ 66,961
		$ 66,961
Metals & Mining — 1.3%
Anglo American PLC	20,694	$ 493,297
Nippon Steel Corp.	36,486	878,023
Rio Tinto Ltd.	13,158	1,132,211
thyssenkrupp AG	124,958	771,202
		$ 3,274,733
Multi-Utilities — 0.1%
CMS Energy Corp.	6,384	$ 364,909
		$ 364,909
Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	5,714	$ 842,415
ConocoPhillips	16,889	1,889,373
EOG Resources, Inc.	30,347	3,453,185
Phillips 66	862	124,395
Repsol SA	37,752	557,532
		$ 6,866,900

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products — 0.1%
Kose Corp.	4,678	$ 306,047
		$ 306,047
Pharmaceuticals — 7.8%
AstraZeneca PLC	13,902	$ 1,843,083
Eli Lilly & Co.	10,732	6,928,686
Novo Nordisk AS, Class B	48,268	5,517,244
Sanofi SA	17,212	1,723,705
Takeda Pharmaceutical Co. Ltd.	28,346	833,103
Zoetis, Inc.	11,157	2,095,396
		$ 18,941,217
Professional Services — 1.3%
Recruit Holdings Co. Ltd.	28,681	$ 1,132,863
RELX PLC	25,806	1,065,118
Verisk Analytics, Inc.	3,508	847,287
		$ 3,045,268
Semiconductors & Semiconductor Equipment — 4.5%
ASML Holding NV	4,067	$ 3,528,480
Infineon Technologies AG	43,311	1,578,986
Micron Technology, Inc.	21,847	1,873,380
NVIDIA Corp.	3,807	2,342,333
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,193	1,603,241
		$ 10,926,420
Software — 5.1%
Adobe, Inc.(1)	4,019	$ 2,482,858
Intuit, Inc.	3,680	2,323,295
Microsoft Corp.	19,085	7,587,814
		$ 12,393,967
Specialty Retail — 1.6%
Buckle, Inc.	15,685	$ 583,325
Lowe's Cos., Inc.	6,798	1,446,886
TJX Cos., Inc.	19,240	1,826,069
		$ 3,856,280
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	23,190	$ 4,276,236
		$ 4,276,236
Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	1,613	$ 1,342,110
		$ 1,342,110
Security	Shares	Value
Tobacco — 0.7%
Imperial Brands PLC	68,874	$ 1,653,329
		$ 1,653,329
Trading Companies & Distributors — 0.9%
Ashtead Group PLC	13,916	$ 909,994
IMCD NV	8,680	1,324,921
		$ 2,234,915
Total Common Stocks (identified cost $88,431,456)		$146,611,138

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.1%
NextEra Energy Partners LP, 2.50%, 6/15/26(3)	$236	$ 212,990
		$ 212,990
Leisure Products — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$246	$ 196,790
		$ 196,790
Transportation — 0.1%
CryoPort, Inc., 0.75%, 12/1/26(3)	$364	$ 298,953
		$ 298,953
Total Convertible Bonds (identified cost $747,858)		$ 708,733

Corporate Bonds — 36.2%
Security	Principal Amount (000's omitted)*	Value
Advertising — 0.1%
Stagwell Global LLC, 5.625%, 8/15/29(3)	190	$ 174,041
		$ 174,041
Aerospace & Defense — 0.9%
Bombardier, Inc., 8.75%, 11/15/30(3)	135	$ 141,846
Moog, Inc., 4.25%, 12/15/27(3)	170	159,333
Rolls-Royce PLC, 5.75%, 10/15/27(3)	492	492,730

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Aerospace & Defense (continued)
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		69	$ 59,095
9.375%, 11/30/29(3)		26	28,203
TransDigm, Inc.:
4.625%, 1/15/29		185	173,185
5.50%, 11/15/27		106	103,218
6.25%, 3/15/26(3)		419	416,490
6.75%, 8/15/28(3)		221	224,892
7.50%, 3/15/27		327	328,154
			$ 2,127,146
Airlines — 0.0%(2)
American Airlines, Inc., 7.25%, 2/15/28(3)		57	$ 57,819
			$ 57,819
Auto Components — 0.1%
Forvia SE:
2.75%, 2/15/27(4)	EUR	100	$ 102,650
3.75%, 6/15/28(4)	EUR	100	104,880
			$ 207,530
Automobile Components — 0.6%
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(4)	EUR	578	$ 620,434
8.50%, 5/15/27(3)		194	193,832
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(3)(5)		200	199,002
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(4)(5)	EUR	100	117,063
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)		155	134,604
TI Automotive Finance PLC, 3.75%, 4/15/29(4)	EUR	200	198,200
Wheel Pros, Inc., 6.50%, 5/15/29(3)		174	44,153
			$ 1,507,288
Automobiles — 0.5%
Ford Motor Co.:
3.25%, 2/12/32		364	$ 301,514
4.75%, 1/15/43		197	162,525
9.625%, 4/22/30		26	30,511
Ford Motor Credit Co. LLC:
4.125%, 8/17/27		555	527,468
5.125%, 6/16/25		200	198,320
			$ 1,220,338
Security	Principal Amount (000's omitted)*		Value
Automotives — 0.2%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(3)		213	$ 193,611
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		228	214,185
			$ 407,796
Banks — 1.5%
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(3)(6)(7)		200	$ 195,375
Banco Santander SA, 9.625% to 5/21/33(6)(7)		200	215,000
Bank of America Corp., Series TT, 6.125% to 4/27/27(6)(7)		89	88,849
Bank of Nova Scotia, 8.625% to 10/27/27, 10/27/82(7)		200	207,431
Barclays PLC, 8.00% to 3/15/29(6)(7)		200	193,962
BNP Paribas SA, 7.75% to 8/16/29(3)(6)(7)		200	202,508
Citigroup, Inc., Series W, 4.00% to 12/10/25(6)(7)		301	282,021
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(6)(7)		220	203,500
HSBC Holdings PLC, 4.60% to 12/17/30(6)(7)		200	166,359
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(6)(7)		125	115,958
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(6)(7)		251	231,954
Lloyds Banking Group PLC, 7.50% to 9/27/25(6)(7)		200	195,700
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(6)(7)		100	98,198
Regions Financial Corp., Series D, 5.75% to 6/15/25(6)(7)		75	73,737
Societe Generale SA, 5.375% to 11/18/30(3)(6)(7)		200	163,908
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)		200	208,226
Truist Financial Corp., Series Q, 5.10% to 3/1/30(6)(7)		174	161,369
UBS Group AG, 4.375% to 2/10/31(3)(6)(7)		200	159,079
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(7)		200	206,963
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(6)(7)		267	250,345
			$ 3,620,442
Biotechnology — 0.4%
Grifols SA:
3.20%, 5/1/25(4)	EUR	100	$ 103,264
3.875%, 10/15/28(4)	EUR	600	549,620
4.75%, 10/15/28(3)		280	241,077
			$ 893,961
Building Products — 0.7%
Builders FirstSource, Inc.:
4.25%, 2/1/32(3)		249	$ 222,932
5.00%, 3/1/30(3)		90	86,475
CP Atlas Buyer, Inc., 7.00%, 12/1/28(3)		134	119,559

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Building Products (continued)
Emerald Debt Merger Sub LLC, 6.625%, 12/15/30(3)		135	$ 136,528
PGT Innovations, Inc., 4.375%, 10/1/29(3)		134	135,134
Standard Industries, Inc.:
2.25%, 11/21/26(4)	EUR	300	305,463
4.375%, 7/15/30(3)		275	250,153
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(3)		207	215,253
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(3)		346	332,933
			$ 1,804,430
Capital Markets — 0.1%
Charles Schwab Corp., Series I, 4.00% to 6/1/26(6)(7)		259	$ 235,696
			$ 235,696
Casino & Gaming — 0.1%
Cinemark USA, Inc.:
5.875%, 3/15/26(3)		67	$ 66,442
8.75%, 5/1/25(3)		29	29,278
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(3)		250	237,376
			$ 333,096
Chemicals — 0.8%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(3)		139	$ 92,479
Avient Corp., 7.125%, 8/1/30(3)		102	104,718
Herens Holdco SARL, 4.75%, 5/15/28(3)		201	169,536
Herens Midco SARL, 5.25%, 5/15/29(4)	EUR	100	76,109
INEOS Finance PLC, 6.375%, 4/15/29(4)	EUR	200	216,140
Italmatch Chemicals SpA, 10.00%, 2/6/28(4)	EUR	250	286,375
NOVA Chemicals Corp.:
4.25%, 5/15/29(3)		203	171,147
4.875%, 6/1/24(3)		106	105,580
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(3)		236	216,164
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(3)		399	422,631
Valvoline, Inc., 3.625%, 6/15/31(3)		177	151,524
			$ 2,012,403
Commercial Services & Supplies — 2.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(3)		290	$ 273,986
AMN Healthcare, Inc., 4.625%, 10/1/27(3)		19	18,128
APi Group DE, Inc., 4.75%, 10/15/29(3)		55	51,556
Clean Harbors, Inc.:
4.875%, 7/15/27(3)		101	97,826
5.125%, 7/15/29(3)		61	58,411
Security	Principal Amount (000's omitted)*		Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc.: (continued)
6.375%, 2/1/31(3)		38	$ 38,531
Covanta Holding Corp., 4.875%, 12/1/29(3)		430	371,798
Gartner, Inc.:
3.75%, 10/1/30(3)		187	167,463
4.50%, 7/1/28(3)		151	144,227
GFL Environmental, Inc.:
3.50%, 9/1/28(3)		265	240,120
3.75%, 8/1/25(3)		130	126,564
4.75%, 6/15/29(3)		343	322,349
HealthEquity, Inc., 4.50%, 10/1/29(3)		212	198,199
Hertz Corp.:
4.625%, 12/1/26(3)		29	26,109
5.00%, 12/1/29(3)		230	181,959
IPD 3 BV, 8.00%, 6/15/28(4)	EUR	200	227,969
Korn Ferry, 4.625%, 12/15/27(3)		233	223,024
Madison IAQ LLC, 5.875%, 6/30/29(3)		323	287,297
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(3)		439	403,909
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)		206	193,304
Paprec Holding SA:
3.50%, 7/1/28(4)	EUR	352	363,288
7.25%, 11/17/29(4)	EUR	180	208,432
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		235	202,545
Tervita Corp., 11.00%, 12/1/25(3)		123	128,460
VT Topco, Inc., 8.50%, 8/15/30(3)		402	420,446
Wand NewCo 3, Inc., 7.625%, 1/30/32(3)		151	156,048
			$ 5,131,948
Construction & Engineering — 0.1%
TopBuild Corp., 4.125%, 2/15/32(3)		201	$ 175,857
			$ 175,857
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(3)		454	$ 444,207
			$ 444,207
Consumer Finance — 0.2%
CPUK Finance Ltd., 4.875%, 2/28/47(4)	GBP	278	$ 344,283
PRA Group, Inc., 7.375%, 9/1/25(3)		217	218,543
			$ 562,826
Containers & Packaging — 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(4)	EUR	200	$ 169,857

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Containers & Packaging (continued)
Ball Corp., 6.875%, 3/15/28		59	$ 60,979
Berry Global, Inc., 5.625%, 7/15/27(3)		117	116,108
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(3)		312	275,300
Fiber Bidco SpA, 7.97%, (3 mo. EURIBOR + 4.00%), 1/15/30(4)(8)	EUR	310	338,374
Kleopatra Finco SARL, 4.25%, 3/1/26(4)	EUR	479	457,426
			$ 1,418,044
Cosmetics/Personal Care — 0.0%(2)
Edgewell Personal Care Co., 4.125%, 4/1/29(3)		74	$ 66,766
			$ 66,766
Distributors — 0.8%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(3)		270	$ 258,196
Parts Europe SA, 7.97%, (3 mo. EURIBOR + 4.00%), 7/20/27(4)(8)	EUR	350	379,020
Performance Food Group, Inc.:
4.25%, 8/1/29(3)		315	288,927
5.50%, 10/15/27(3)		169	164,972
Rexel SA, 5.25%, 9/15/30(4)	EUR	300	335,361
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(3)		111	113,367
7.75%, 3/15/31(3)		87	91,791
Windsor Holdings III LLC, 8.50%, 6/15/30(3)		252	259,750
			$ 1,891,384
Diversified Consumer Services — 0.3%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(4)		750	$ 743,419
			$ 743,419
Diversified Financial Services — 0.3%
Air Lease Corp., Series B, 4.65% to 6/15/26(6)(7)		100	$ 92,699
Ally Financial, Inc., 6.70%, 2/14/33		40	40,178
Alpha Holding SA de CV, 9.00%, 2/10/25(3)(9)		189	2,828
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(6)(7)		250	235,000
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(6)(7)		125	131,609
Intrum AB, 4.875%, 8/15/25(4)	EUR	100	94,903
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(3)		141	146,425
			$ 743,642
Security	Principal Amount (000's omitted)*		Value
Diversified REITs — 0.2%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(3)		250	$ 228,072
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(3)		327	304,195
			$ 532,267
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 4.25%, 7/1/28(3)		324	$ 183,060
Lorca Telecom Bondco SA, 4.00%, 9/18/27(4)	EUR	650	684,528
			$ 867,588
Electric Utilities — 1.1%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(6)(7)		93	$ 84,441
Electricite de France SA, 7.50% to 9/6/28(4)(6)(7)	EUR	200	236,241
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(3)		435	162,904
FirstEnergy Corp.:
2.65%, 3/1/30		53	46,098
Series B, 4.15%, 7/15/27		257	246,990
Imola Merger Corp., 4.75%, 5/15/29(3)		370	344,801
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)		90	84,597
NRG Energy, Inc.:
3.625%, 2/15/31(3)		177	151,973
3.875%, 2/15/32(3)		95	81,554
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)		152	141,799
Sempra, 4.125% to 1/1/27, 4/1/52(7)		167	147,862
Southern California Edison Co., Series E, 9.767%, (3 mo. SOFR + 4.461%)(6)(8)		101	101,632
Southern Co.:
Series 21-A, 3.75% to 6/15/26, 9/15/51(7)		120	112,152
Series B, 4.00% to 10/15/25, 1/15/51(7)		56	53,938
TerraForm Power Operating LLC, 5.00%, 1/31/28(3)		237	228,629
TransAlta Corp., 7.75%, 11/15/29		166	174,660
Vistra Operations Co. LLC:
4.375%, 5/1/29(3)		173	158,997
5.00%, 7/31/27(3)		232	224,969
			$ 2,784,237
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 5.00%, 12/15/29(3)		211	$ 197,775
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(4)	EUR	250	240,367
Sensata Technologies BV, 5.00%, 10/1/25(3)		57	56,789
WESCO Distribution, Inc., 7.25%, 6/15/28(3)		153	157,273
			$ 652,204

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Entertainment — 1.6%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 4/30/30(4)	EUR	400	$ 457,979
Boyne USA, Inc., 4.75%, 5/15/29(3)		218	199,862
Caesars Entertainment, Inc.:
6.25%, 7/1/25(3)		417	418,685
6.50%, 2/15/32(3)(10)		126	127,476
7.00%, 2/15/30(3)		100	102,827
8.125%, 7/1/27(3)		56	57,505
Churchill Downs, Inc., 5.75%, 4/1/30(3)		233	225,593
Cinemark USA, Inc., 5.25%, 7/15/28(3)		206	190,189
Cirsa Finance International SARL, 6.50%, 3/15/29(4)(10)	EUR	375	405,262
Jacobs Entertainment, Inc., 6.75%, 2/15/29(3)		278	263,964
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(4)(5)	EUR	564	610,459
Light & Wonder International, Inc., 7.00%, 5/15/28(3)		216	215,890
Lottomatica SpA, 7.928%, (3 mo. EURIBOR + 4.00%), 12/15/30(4)(8)	EUR	355	390,266
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30(3)		200	208,373
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(3)		122	113,726
			$ 3,988,056
Financial Services — 1.6%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(3)		99	$ 102,856
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(3)		485	478,343
9.75%, 7/15/27(3)		203	198,709
Ally Financial, Inc., Series B, 4.70% to 5/15/26(6)(7)		270	219,669
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(3)		254	242,124
Encore Capital Group, Inc., 5.375%, 2/15/26(4)	GBP	180	221,162
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(4)	GBP	200	272,856
Iqera Group SAS, 6.50%, 9/30/24(4)	EUR	258	271,608
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(3)		315	288,281
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(3)		343	330,300
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 2/1/27(3)		131	124,412
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(3)		156	143,275
3.625%, 3/1/29(3)		259	230,452
4.00%, 10/15/33(3)		30	25,495
Security	Principal Amount (000's omitted)*		Value
Financial Services (continued)
Sherwood Financing PLC, 6.00%, 11/15/26(4)	GBP	420	$ 489,940
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(3)		348	252,276
			$ 3,891,758
Food Products — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(3)		181	$ 180,962
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(3)		201	203,756
Darling Ingredients, Inc., 6.00%, 6/15/30(3)		177	176,050
Fiesta Purchaser, Inc., 7.875%, 3/1/31(3)(10)		35	35,000
Land O' Lakes, Inc., 8.00%(3)(6)		235	209,150
Nomad Foods Bondco PLC, 2.50%, 6/24/28(4)	EUR	433	433,374
Pilgrim's Pride Corp., 3.50%, 3/1/32		252	212,804
			$ 1,451,096
Health Care Equipment & Supplies — 1.5%
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(4)	EUR	305	$ 294,239
Compass Minerals International, Inc., 6.75%, 12/1/27(3)		346	341,613
LifePoint Health, Inc.:
5.375%, 1/15/29(3)		200	158,317
9.875%, 8/15/30(3)		105	107,501
Medline Borrower LP, 5.25%, 10/1/29(3)		603	562,779
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(3)		137	111,272
Molina Healthcare, Inc.:
3.875%, 11/15/30(3)		245	214,962
3.875%, 5/15/32(3)		189	161,898
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)		240	239,822
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	15,745
4.875%, 1/1/26		290	287,664
5.125%, 11/1/27		138	134,117
6.125%, 10/1/28		289	288,181
6.875%, 11/15/31		133	136,584
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(3)		400	349,912
Varex Imaging Corp., 7.875%, 10/15/27(3)		148	150,503
			$ 3,555,109
Health Care Providers & Services — 0.8%
AMN Healthcare, Inc., 4.00%, 4/15/29(3)		386	$ 350,671
Cerba Healthcare SACA, 3.50%, 5/31/28(4)	EUR	500	475,508
Ephios Subco 3 SARL, 7.875%, 1/31/31(4)	EUR	305	348,623
IQVIA, Inc., 2.875%, 6/15/28(4)	EUR	150	154,098

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Health Care Providers & Services (continued)
Legacy LifePoint Health LLC, 4.375%, 2/15/27(3)		173	$ 161,278
ModivCare, Inc., 5.875%, 11/15/25(3)		207	204,618
Verisure Holding AB, 3.25%, 2/15/27(4)	EUR	335	348,884
			$ 2,043,680
Healthcare-Services — 0.3%
AHP Health Partners, Inc., 5.75%, 7/15/29(3)		75	$ 67,288
Fortrea Holdings, Inc., 7.50%, 7/1/30(3)		294	299,165
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(3)		374	390,389
			$ 756,842
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(3)		48	$ 43,249
4.625%, 4/1/30(3)		60	54,360
Meritage Homes Corp., 3.875%, 4/15/29(3)		95	87,591
			$ 185,200
Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(3)		286	$ 269,387
4.375%, 1/15/28(3)		182	173,269
5.75%, 4/15/25(3)		66	65,926
Lithia Motors, Inc., 4.625%, 12/15/27(3)		91	87,252
Viking Cruises Ltd., 5.875%, 9/15/27(3)		279	269,207
			$ 865,041
Household Products — 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(3)		72	$ 70,634
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(3)		190	185,656
Spectrum Brands, Inc., 3.875%, 3/15/31(3)		136	126,108
Tempur Sealy International, Inc., 3.875%, 10/15/31(3)		310	261,866
			$ 644,264
Housewares — 0.1%
ProGroup AG, 3.00%, 3/31/26(4)	EUR	163	$ 171,100
			$ 171,100
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(7)		113	$ 97,861
Calpine Corp.:
5.125%, 3/15/28(3)		179	170,967
Security	Principal Amount (000's omitted)*		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.: (continued)
5.25%, 6/1/26(3)		50	$ 49,220
NRG Energy, Inc., 10.25% to 3/15/28(3)(6)(7)		174	183,531
			$ 501,579
Industrial Conglomerates — 0.3%
Abertis Infraestructuras Finance BV, 3.248% to 11/24/25(4)(6)(7)	EUR	200	$ 209,390
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(3)		162	159,757
Gatwick Airport Finance PLC, 4.375%, 4/7/26(4)	GBP	245	299,604
			$ 668,751
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(3)		96	$ 93,805
7.00%, 1/15/31(3)		95	96,079
Allianz SE, 3.50% to 11/17/25(3)(6)(7)		200	181,560
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(7)		187	187,742
Galaxy Finco Ltd., 9.25%, 7/31/27(4)	GBP	300	357,514
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(3)		243	256,267
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(7)		216	189,672
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(7)		60	56,088
QBE Insurance Group Ltd., 5.875% to 5/12/25(3)(6)(7)		222	219,120
			$ 1,637,847
Internet — 0.1%
Cars.com, Inc., 6.375%, 11/1/28(3)		220	$ 214,958
			$ 214,958
Internet & Direct Marketing Retail — 0.4%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)		82	$ 73,406
6.125%, 12/1/28(3)		282	243,849
Match Group Holdings II LLC, 3.625%, 10/1/31(3)		273	233,609
United Group BV:
6.75%, 2/15/31(4)(10)	EUR	125	134,665
8.147%, (3 mo. EURIBOR + 4.25%), 2/15/31(4)(8)(10)	EUR	200	215,589
			$ 901,118

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Leisure Products — 0.6%
Acushnet Co., 7.375%, 10/15/28(3)		136	$ 141,569
Life Time, Inc.:
5.75%, 1/15/26(3)		199	196,877
8.00%, 4/15/26(3)		278	278,581
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(3)		91	94,636
Lindblad Expeditions LLC, 6.75%, 2/15/27(3)		44	43,649
NCL Corp. Ltd.:
3.625%, 12/15/24(3)		54	52,958
5.875%, 3/15/26(3)		106	103,424
5.875%, 2/15/27(3)		67	66,055
7.75%, 2/15/29(3)		56	56,591
NCL Finance Ltd., 6.125%, 3/15/28(3)		136	130,154
Royal Caribbean Cruises Ltd., 11.625%, 8/15/27(3)		201	218,764
Viking Cruises Ltd., 7.00%, 2/15/29(3)		104	103,919
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(3)		66	64,319
			$ 1,551,496
Life Sciences Tools & Services — 0.1%
WR Grace Holdings LLC:
4.875%, 6/15/27(3)		245	$ 234,582
7.375%, 3/1/31(3)		73	74,439
			$ 309,021
Machinery — 0.4%
Chart Industries, Inc., 9.50%, 1/1/31(3)		140	$ 149,438
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(3)(10)		70	70,000
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(4)	EUR	236	246,215
Renk AG, 5.75%, 7/15/25(4)	EUR	200	216,367
TK Elevator Holdco GmbH, 6.625%, 7/15/28(4)	EUR	90	93,754
TK Elevator Midco GmbH, 8.692%, 7/15/27(4)(8)	EUR	200	219,685
			$ 995,459
Media — 2.1%
Altice Financing SA, 5.00%, 1/15/28(3)		280	$ 251,799
Altice France SA, 8.125%, 2/1/27(3)		258	230,792
Audacy Capital Corp., 6.75%, 3/31/29(3)(9)		261	11,582
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(3)		338	286,018
4.50%, 8/15/30(3)		343	298,530
4.75%, 3/1/30(3)		322	286,362
4.75%, 2/1/32(3)		139	119,345
5.375%, 6/1/29(3)		110	102,362
6.375%, 9/1/29(3)		253	246,519
Security	Principal Amount (000's omitted)*		Value
Media (continued)
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(3)		237	$ 205,644
CSC Holdings LLC, 11.75%, 1/31/29(3)		200	203,271
DISH Network Corp., 11.75%, 11/15/27(3)		160	167,119
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(3)		205	180,562
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(3)		57	54,006
8.00%, 8/1/29(3)		212	196,793
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(3)		145	129,409
4.625%, 3/15/30(3)		101	89,500
7.375%, 2/15/31(3)		176	184,505
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(4)	EUR	129	135,166
Summer (BC) Holdco B SARL, 5.75%, 10/31/26(4)	EUR	300	317,726
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(4)(5)(10)	EUR	100	109,394
Townsquare Media, Inc., 6.875%, 2/1/26(3)		170	166,526
Univision Communications, Inc.:
7.375%, 6/30/30(3)		86	84,397
8.00%, 8/15/28(3)		57	58,039
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(4)	GBP	810	940,132
			$ 5,055,498
Metals & Mining — 1.4%
Allegheny Ludlum LLC, 6.95%, 12/15/25		200	$ 203,985
BWX Technologies, Inc.:
4.125%, 6/30/28(3)		159	149,424
4.125%, 4/15/29(3)		118	109,431
Calderys Financing LLC, 11.25%, 6/1/28(3)		287	305,418
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(3)		460	461,734
Eldorado Gold Corp., 6.25%, 9/1/29(3)		251	239,653
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	257,130
Hudbay Minerals, Inc.:
4.50%, 4/1/26(3)		204	197,886
6.125%, 4/1/29(3)		96	94,888
New Gold, Inc., 7.50%, 7/15/27(3)		222	221,116
Novelis Corp., 3.25%, 11/15/26(3)		89	83,423
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(4)	EUR	400	405,007
Permian Resources Operating LLC, 5.375%, 1/15/26(3)		225	222,233
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(3)		187	172,113
TMS International Corp., 6.25%, 4/15/29(3)		196	168,800
			$ 3,292,241

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Oil, Gas & Consumable Fuels — 1.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(3)		555	$ 550,560
Civitas Resources, Inc., 8.625%, 11/1/30(3)		135	144,078
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(3)		173	171,006
CVR Energy, Inc., 5.75%, 2/15/28(3)		76	70,270
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28(3)		170	169,336
Kodiak Gas Services LLC, 7.25%, 2/15/29(3)(10)		44	44,581
Neptune Energy Bondco PLC, 6.625%, 5/15/25(3)		200	198,668
Parkland Corp.:
4.50%, 10/1/29(3)		110	101,256
4.625%, 5/1/30(3)		202	186,277
Permian Resources Operating LLC:
5.875%, 7/1/29(3)		260	254,542
7.00%, 1/15/32(3)		147	151,862
Plains All American Pipeline LP, Series B, 9.751%, (3 mo. SOFR + 4.372%)(6)(8)		305	303,102
Precision Drilling Corp.:
6.875%, 1/15/29(3)		152	149,657
7.125%, 1/15/26(3)		90	89,513
Southwestern Energy Co., 4.75%, 2/1/32		285	264,201
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		226	209,100
Transocean Poseidon Ltd., 6.875%, 2/1/27(3)		136	135,863
Transocean, Inc., 8.75%, 2/15/30(3)		84	86,695
Vital Energy, Inc., 9.75%, 10/15/30		125	132,880
Wintershall Dea Finance 2 BV, Series NC5, 2.499% to 4/20/26(4)(6)(7)	EUR	400	402,668
			$ 3,816,115
Packaging & Containers — 0.3%
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(3)		253	$ 254,599
Trivium Packaging Finance BV:
7.752%, (3 mo. EURIBOR + 3.75%), 8/15/26(4)(8)	EUR	200	217,280
8.50%, 8/15/27(3)		200	195,371
			$ 667,250
Passenger Airlines — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(3)		236	$ 233,117
United Airlines, Inc., 4.625%, 4/15/29(3)		193	178,690
			$ 411,807
Pharmaceuticals — 0.8%
Bayer AG, 5.375% to 6/25/30, 3/25/82(4)(7)	EUR	200	$ 204,844
Security	Principal Amount (000's omitted)*		Value
Pharmaceuticals (continued)
BellRing Brands, Inc., 7.00%, 3/15/30(3)		163	$ 167,007
Cheplapharm Arzneimittel GmbH, 8.752%, (3 mo. EURIBOR + 4.75%), 5/15/30(4)(8)	EUR	300	329,965
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 5.875%, 10/15/24(3)(9)		200	131,953
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.125%, 4/1/29(3)(9)		171	112,435
Gruenenthal GmbH, 3.625%, 11/15/26(4)	EUR	220	234,068
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(3)		217	215,582
Option Care Health, Inc., 4.375%, 10/31/29(3)		163	148,908
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(3)		187	152,823
Perrigo Finance Unlimited Co., 4.65%, 6/15/30		400	366,726
			$ 2,064,311
Pipelines — 1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/27(3)		102	$ 101,323
7.875%, 5/15/26(3)		109	111,607
Cheniere Energy Partners LP, 4.00%, 3/1/31		138	125,309
DT Midstream, Inc., 4.125%, 6/15/29(3)		172	158,186
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(7)		200	207,518
Energy Transfer LP, 5.00%, 5/15/50		136	121,241
EQM Midstream Partners LP:
4.50%, 1/15/29(3)		364	342,749
6.00%, 7/1/25(3)		43	42,939
6.50%, 7/1/27(3)		116	117,499
7.50%, 6/1/30(3)		126	135,230
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(3)		85	87,254
Kinetik Holdings LP, 5.875%, 6/15/30(3)		237	232,980
Venture Global LNG, Inc.:
8.125%, 6/1/28(3)		139	140,577
8.375%, 6/1/31(3)		222	224,327
9.50%, 2/1/29(3)		193	205,094
9.875%, 2/1/32(3)		184	193,614
			$ 2,547,447
Real Estate Investment Trusts (REITs) — 0.4%
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(3)		242	$ 254,545
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(3)		266	220,037

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Real Estate Investment Trusts (REITs) (continued)
Heimstaden Bostad AB:
3.00% to 10/29/27(4)(6)(7)	EUR	115	$ 62,296
3.375% to 1/15/26(4)(6)(7)	EUR	300	188,529
VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/1/24(3)		200	199,817
			$ 925,224
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(3)		87	$ 85,866
8.875%, 9/1/31(3)		117	122,200
Emeria SASU, 7.75%, 3/31/28(4)	EUR	340	354,467
			$ 562,533
Retail — 0.3%
B&M European Value Retail SA, 8.125%, 11/15/30(4)	GBP	125	$ 168,741
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(3)		33	32,216
PEU (Fin) PLC, 7.25%, 7/1/28(4)	EUR	200	224,180
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(3)		229	245,662
			$ 670,799
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG, 10.50%, 3/30/29(4)	EUR	425	$ 497,564
ON Semiconductor Corp., 3.875%, 9/1/28(3)		185	169,213
			$ 666,777
Software — 0.6%
athenahealth Group, Inc., 6.50%, 2/15/30(3)		306	$ 273,662
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(3)		134	137,652
Clarivate Science Holdings Corp., 4.875%, 7/1/29(3)		329	307,415
Cloud Software Group, Inc.:
6.50%, 3/31/29(3)		122	114,007
9.00%, 9/30/29(3)		239	226,417
Fair Isaac Corp., 4.00%, 6/15/28(3)		165	153,793
Open Text Corp., 3.875%, 2/15/28(3)		37	34,399
Open Text Holdings, Inc., 4.125%, 2/15/30(3)		37	33,520
Playtika Holding Corp., 4.25%, 3/15/29(3)		303	260,442
			$ 1,541,307
Specialty Retail — 2.5%
Arko Corp., 5.125%, 11/15/29(3)		247	$ 217,901
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(3)		27	24,900
Security	Principal Amount (000's omitted)*		Value
Specialty Retail (continued)
Asbury Automotive Group, Inc.: (continued)
4.75%, 3/1/30		228	$ 211,164
5.00%, 2/15/32(3)		28	25,327
Bath & Body Works, Inc.:
6.625%, 10/1/30(3)		45	45,634
6.75%, 7/1/36		80	78,888
6.95%, 3/1/33		168	165,436
9.375%, 7/1/25(3)		31	32,374
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(3)		210	218,152
Dave & Buster's, Inc., 7.625%, 11/1/25(3)		457	462,596
Dufry One BV, 3.375%, 4/15/28(4)	EUR	479	496,626
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(3)		273	293,399
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(3)		246	241,273
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(3)		100	91,578
Group 1 Automotive, Inc., 4.00%, 8/15/28(3)		203	187,310
IRB Holding Corp., 7.00%, 6/15/25(3)		98	97,490
Ken Garff Automotive LLC, 4.875%, 9/15/28(3)		155	145,066
LCM Investments Holdings II LLC:
4.875%, 5/1/29(3)		257	231,915
8.25%, 8/1/31(3)		32	32,867
Lithia Motors, Inc., 3.875%, 6/1/29(3)		86	77,264
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(4)(5)	EUR	285	311,075
Patrick Industries, Inc.:
4.75%, 5/1/29(3)		217	200,151
7.50%, 10/15/27(3)		30	30,176
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(3)		250	233,752
7.75%, 2/15/29(3)		264	255,405
Punch Finance PLC, 6.125%, 6/30/26(4)	GBP	340	416,613
Sonic Automotive, Inc.:
4.625%, 11/15/29(3)		172	155,954
4.875%, 11/15/31(3)		143	124,259
SRS Distribution, Inc., 6.00%, 12/1/29(3)		244	228,363
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(3)		135	121,452
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(3)		233	211,380
White Cap Buyer LLC, 6.875%, 10/15/28(3)		312	305,652
Yum! Brands, Inc., 3.625%, 3/15/31		147	129,855
			$ 6,101,247

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Technology Hardware, Storage & Peripherals — 0.6%
Booz Allen Hamilton, Inc., 4.00%, 7/1/29(3)		97	$ 90,958
McAfee Corp., 7.375%, 2/15/30(3)		293	265,838
NCR Voyix Corp.:
5.125%, 4/15/29(3)		116	108,638
5.25%, 10/1/30(3)		104	95,788
Presidio Holdings, Inc., 8.25%, 2/1/28(3)		296	293,885
Science Applications International Corp., 4.875%, 4/1/28(3)		260	245,643
Seagate HDD Cayman:
4.091%, 6/1/29		52	47,971
9.625%, 12/1/32		248	285,593
			$ 1,434,314
Telecommunications — 0.9%
Ciena Corp., 4.00%, 1/31/30(3)		117	$ 107,894
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(3)		421	411,768
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(7)		125	119,351
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	60	75,767
Telecom Italia SpA:
6.875%, 2/15/28(4)	EUR	100	115,323
7.875%, 7/31/28(4)	EUR	300	357,968
Telefonica Europe BV, 7.125% to 8/23/28(4)(6)(7)	EUR	200	235,058
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(4)(7)	EUR	220	227,114
4.875% to 7/3/25, 10/3/78(4)(7)	GBP	215	266,210
Wp/ap Telecom Holdings III BV, 5.50%, 1/15/30(4)	EUR	259	256,425
			$ 2,172,878
Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)		249	$ 227,514
Seaspan Corp., 5.50%, 8/1/29(3)		264	224,954
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(3)		214	212,884
			$ 665,352
Wireless Telecommunication Services — 0.1%
Iliad Holding SASU, 6.50%, 10/15/26(3)		258	$ 253,081
			$ 253,081
Total Corporate Bonds (identified cost $91,598,521)			$ 87,796,931

Exchange-Traded Funds — 0.1%
Security	Shares	Value
Equity Funds — 0.1%
iShares Preferred & Income Securities ETF	9,970	$ 320,327
Total Exchange-Traded Funds (identified cost $320,327)		$ 320,327

Preferred Stocks — 0.5%
Security	Shares	Value
Banks — 0.0%(2)
Farm Credit Bank of Texas, 9.656%(3)(8)	669	$ 67,820
		$ 67,820
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	5,486	$ 105,112
		$ 105,112
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$ 108,780
SCE Trust III, Series H, 5.75% to 3/15/24(7)	4,892	121,909
SCE Trust IV, Series J, 5.375% to 9/15/25(7)	651	14,862
		$ 245,551
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(7)	3,460	$ 87,157
Athene Holding Ltd., Series C, 6.375% to 6/30/25(7)	3,208	80,008
		$ 167,165
Oil, Gas & Consumable Fuels — 0.0%(2)
NuStar Energy LP, Series B, 11.282%, (3 mo. SOFR + 5.905%)(8)	1,731	$ 44,487
		$ 44,487
Real Estate Management & Development — 0.0%(2)
Brookfield Property Partners LP:
Series A, 5.75%	5,849	$ 67,790
Series A2, 6.375%	2,627	33,363
		$ 101,153
Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)	8,139	$ 218,206
		$ 218,206

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	6,991	$ 129,403
		$ 129,403
Total Preferred Stocks (identified cost $1,312,775)		$ 1,078,897

Senior Floating-Rate Loans — 1.3%(11)
Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.2%
Air Canada, Term Loan, 9.139%, (SOFR + 3.50%), 8/11/28	$201	$ 201,424
Mileage Plus Holdings LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27	298	307,833
		$ 509,257
Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.933%, (SOFR + 3.50%), 12/21/28	$152	$ 152,978
		$ 152,978
Auto Components — 0.1%
Clarios Global LP, Term Loan, 8.333%, (SOFR + 3.00%), 5/6/30	$99	$ 99,155
DexKo Global, Inc., Term Loan, 9.598%, (SOFR + 4.25%), 10/4/28	93	93,035
		$ 192,190
Distributors — 0.1%
Parts Europe SA, Term Loan, 2/3/31(12)	$207	$ 224,485
		$ 224,485
Health Care Equipment & Supplies — 0.0%(2)
Bausch & Lomb Corp., Term Loan, 8.683%, (SOFR + 3.25%), 5/10/27	$118	$ 115,331
		$ 115,331
Health Care Providers & Services — 0.1%
Pluto Acquisition I, Inc., Term Loan, 9.65%, (SOFR + 4.00%), 6/22/26	$326	$ 265,689
		$ 265,689
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology — 0.1%
Verscend Holding Corp., Term Loan, 9.447%, (SOFR + 4.00%), 8/27/25	$289	$ 289,966
		$ 289,966
Hotels, Restaurants & Leisure — 0.1%
IRB Holding Corp., Term Loan, 12/15/27(12)	$165	$ 164,936
Spectacle Gary Holdings LLC, Term Loan, 9.748%, (SOFR + 4.25%), 12/11/28	178	175,166
		$ 340,102
IT Services — 0.1%
Travelport Finance (Luxembourg) SARL, Term Loan, 13.61%, (SOFR + 7.00%), 9/30/28	$218	$ 208,542
		$ 208,542
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 12.477%, (SOFR + 7.00%), 5/25/27	$138	$ 139,509
		$ 139,509
Machinery — 0.0%(2)
EMRLD Borrower LP, Term Loan, 8.313%, (SOFR + 3.00%), 5/31/30	$55	$ 55,052
		$ 55,052
Professional Services — 0.1%
AlixPartners LLP, Term Loan, 8.197%, (SOFR + 2.75%), 2/4/28	$164	$ 163,636
		$ 163,636
Software — 0.0%(2)
GoTo Group, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 8/31/27	$0	$ 48
Riverbed Technology, Inc., Term Loan, 9.85%, (SOFR + 4.50%), 7.85% cash, 2.00% PIK, 7/1/28	56	38,450
		$ 38,498
Specialty Retail — 0.2%
Mavis Tire Express Services Corp., Term Loan, 9.083%, (SOFR + 3.75%), 5/4/28	$140	$ 140,280
PetSmart, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 2/11/28	377	376,107
		$ 516,387
Total Senior Floating-Rate Loans (identified cost $3,246,964)		$ 3,211,622

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%(2)
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
Alpha Holding SA, Escrow Certificates(1)(13)	400,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(13)	$189,000	$ 0
		$ 0
Transportation — 0.0%(2)
Hertz Corp., Escrow Certificates(1)	$58,000	$ 5,510
Hertz Corp., Escrow Certificates(1)	$167,000	4,175
Hertz Corp., Escrow Certificates(1)	$110,000	2,750
		$ 12,435
Total Miscellaneous (identified cost $169,591)		$ 12,435

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(14)	2,509,598	$ 2,509,598
Total Short-Term Investments (identified cost $2,509,598)		$ 2,509,598
Total Investments — 99.8% (identified cost $188,337,090)		$242,249,681
Other Assets, Less Liabilities — 0.2%		$ 384,911
Net Assets — 100.0%		$242,634,592
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $55,121,909 or 22.7% of the Fund's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $22,316,246 or 9.2% of the Fund's net assets.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(9)	Issuer is in default with respect to interest and/or principal payments.
(10)	When-issued security.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after January 31, 2024, at which time the interest rate will be determined.
(13)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	62.3%	$150,835,838
United Kingdom	7.6	18,411,468
France	3.9	9,453,906
Germany	3.1	7,402,710
Netherlands	2.7	6,607,833
Spain	2.6	6,347,222
Sweden	2.6	6,260,761
Canada	2.4	5,849,067
Denmark	2.3	5,517,244
Japan	1.9	4,586,630
Switzerland	1.3	3,083,591
Italy	1.2	3,012,110
Luxembourg	1.1	2,791,526
Hong Kong	0.7	1,637,146
Taiwan	0.7	1,603,241
Australia	0.6	1,567,495
Bermuda	0.5	1,131,107
India	0.4	876,243
United Arab Emirates	0.3	743,419
Finland	0.3	740,985
Belgium	0.2	578,800
Austria	0.2	497,564
South Africa	0.2	493,297
Czech Republic	0.2	457,979
Slovenia	0.1	350,254
Poland	0.1	275,300
Turkey	0.1	239,653
Mexico	0.1	198,203
China	0.1	198,200
Ireland	0.1	180,562
Exchange-Traded Funds	0.1	320,327
Total Investments	100.0%	$242,249,681
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	93,986	USD	101,919	Bank of America, N.A.	2/5/24	$ —	$ (336)
EUR	331,014	USD	358,925	JPMorgan Chase Bank, N.A.	2/5/24	—	(1,154)
						$—	$(1,490)

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	25	Long	3/15/24	$ 6,088,125	$ 16,108
STOXX Europe 600 Index	(229)	Short	3/15/24	(6,023,672)	(58,481)
					$(42,373)
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PFC Shares	– Preference Shares
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,509,598, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,761,122	$13,641,278	$(12,892,802)	$ —	$ —	$2,509,598	$22,910	2,509,598
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 7,375,683	$ 1,523,964	$ —	$ 8,899,647
Consumer Discretionary	8,743,904	6,020,349	—	14,764,253
Consumer Staples	1,889,049	5,805,439	—	7,694,488
Energy	6,309,368	557,532	—	6,866,900
Financials	10,513,483	9,050,798	—	19,564,281
Health Care	14,632,300	13,108,386	—	27,740,686
Industrials	7,252,683	12,769,977	—	20,022,660
Information Technology	25,961,948	7,269,972	0	33,231,920
Materials	—	3,935,615	—	3,935,615
Real Estate	644,115	—	—	644,115
Utilities	1,124,813	2,121,760	—	3,246,573
Total Common Stocks	$84,447,346	$62,163,792**	$ 0	$146,611,138
Convertible Bonds	$ —	$ 708,733	$ 0	$ 708,733
Corporate Bonds	—	87,796,931	—	87,796,931
Exchange-Traded Funds	320,327	—	—	320,327
Preferred Stocks:
Communication Services	129,403	—	—	129,403
Energy	44,487	—	—	44,487
Financials	272,277	67,820	—	340,097
Industrials	218,206	—	—	218,206
Real Estate	101,153	—	—	101,153
Utilities	245,551	—	—	245,551
Total Preferred Stocks	$ 1,011,077	$ 67,820	$ —	$ 1,078,897
Senior Floating-Rate Loans	$ —	$ 3,211,622	$ —	$ 3,211,622
Miscellaneous	—	12,435	0	12,435
Short-Term Investments	2,509,598	—	—	2,509,598
Total Investments	$88,288,348	$153,961,333	$ 0	$242,249,681
Futures Contracts	$ 16,108	$ —	$ —	$ 16,108
Total	$88,304,456	$153,961,333	$ 0	$242,265,789
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,490)	$ —	$ (1,490)

Eaton Vance
Global Income Builder Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (58,481)	$ —	$ —	$ (58,481)
Total	$ (58,481)	$ (1,490)	$ —	$ (59,971)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.